Organization and Business of Companies (Details Textual)	1 Months Ended
	Oct. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Feb. 28, 2011	Nov. 10, 2010	May 18, 2012	Sep. 05, 2012	May 28, 2013	Jun. 26, 2013
Sang Heng [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage	1.25%
Kings Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits					100.00%
Maximum Commission Percentage		1.25%
Sang Lung [Member]
Organization And Basis Of Presentation [Line Items]
Maximum Commission Percentage			1.25%
Jubilee Dynasty [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits						100.00%
Bao Li Gaming [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits							100.00%
Maximum Commission Percentage				1.25%
Frontier Champion [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits								100.00%
Vong Veng Im [Member]
Organization And Basis Of Presentation [Line Items]
Acquire Right Percentage Of Profits									100.00%